SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Assets, Liabilities, Results of Operations and Cash Flows of the VIEs and their Subsidiaries - Variable Interest Entity, Primary Beneficiary [Member] - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash and cash equivalents	¥ 1,418,792	¥ 1,763,619
Term deposits		5,000
Investment in marketable securities	52,637	58,384
Accounts receivable, net	41,903	69,549
Other receivables, net	55,081	99,494
Loan receivables, net		111,306
Amounts due from related parties	425	1,425
Prepaid expenses and other assets	154,162	210,450
Contracts assets, net
Long-term investments, net	478,022	457,757
Operating lease right-of-use assets, net	9,883	5,423
Property, equipment and software, net	55,201	60,254
Goodwill		21,932
Intangible assets, net	13,902	16,933
Total assets	2,280,008	2,881,526
Liabilities:
Deferred revenue	5,234	8,802
Payroll and welfare payable	10,778	15,685
Income taxes payable	285,829	298,785
Accrued expenses and other liabilities	75,857	76,138
Operating lease liabilities	6,313	4,918
Amounts due to related parties	925,822	991,498
Deferred tax liabilities	3,476	4,233
Total liabilities	1,313,309	1,400,059
Net revenues	396,650	535,149	¥ 701,329
Net (loss)	(73,079)	(357,418)	(154,732)
Net cash provided by (used in) operating activities	339,806	251,106	1,014,571
Net cash (used in) provided by investing activities	(5,021)	76,163	(51,410)
Net cash provided by financing activities			¥ 3,305